Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash in bank accounts	14,972,761	32,441,968
Cash on hand	608	254
Total cash and cash equivalents	14,973,369	32,442,222